ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2025
Accounts Receivable
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

	March 31, 2025	December 31, 2024
Trades receivables	$117,002	$113,422
Income tax advances	36,508	66,444
Interest receivable	35,234	134,823
Due from shareholders	961	1,025
	$189,705	$315,714

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)